Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Fixed non-cancellable revenues under time charter contracts [Abstract]
Schedule of expected revenues from fixed non-cancelable time charter contracts

Period	Amount
Year 1	$193,106
Year 2	33,839
Year 3	9,479
Year 4	9,453
Year 5	5,491
Total	$251,368